Acquisitions and divestitures	12 Months Ended
Dec. 31, 2023
Acquisitions And Divestitures
Acquisitions and divestitures

16. Acquisitions and divestitures

Effects on the income statement

		Year ended December 31, 2023
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Mineração Rio do Norte	16(d)	-	-	-	-	(87)
Companhia Siderúrgica do Pecém	16(f)	-	-	-	-	31
		-	-	-	-	(56)

		Year ended December 31, 2022
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Companhia Siderúrgica do Pecém (i)	16(f)	-	-	-	-	(135)
Midwestern System	16(g)	37	-	37	1,121	-
California Steel Industries	16(h)	-	150	150	-	142
Manganese	16(i)	-	-	-	(10)	-
Other		28	-	28	-	(9)
		65	150	215	1,111	(2)
Discontinued operations (Coal)	16(l)	3,072		3,072	(589)	-
		3,137	150	3,287	522	(2)

(i) Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.

		Year ended December 31, 2021
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	16(g)	-	-	-	(78)	-
Vale Nouvelle-Calédonie	16(m)	1,132	-	1,132	(98)	-
Vale Shipping Holding	16(k)	771	-	771	-	-
Manganese	16(i)	-	-	-	(35)	-
Other		9	-	9	-	(75)
		1,912	-	1,912	(211)	(75)
Discontinued operations (Coal)	16(l)	424		424	(3,282)	-
		2,336	-	2,336	(3,493)	(75)

a) Acquisition of equity interest in Anglo American Minério de Ferro Brasil S.A. (“Anglo American Brasil”) – In February 2024 (subsequent event), the Company entered into an agreement with Anglo American plc for the acquisition of 15% interest in Anglo American Brasi, company that currently owns the Minas-Rio complex (“Minas-Rio”), in Brazil. Under the terms agreed, Vale will contribute with Serra da Serpentina iron ore resources and a cash contribution of US$157.5, subject to net debt and working capital variation adjustments at the closing date. Additionally, depending on the future iron ore prices, there may be an adjustment in the transaction price and the fair value adjustments of this mechanism will be recognized in the Company's income statements accordingly.

Following completion of the transaction, Vale will receive its pro-rata share of Minas-Rio production and the Company will also have an option to acquire an additional 15% shareholding in Minas-Rio. The option will be exercised at fair value, calculated at the time of exercise.

The closing of the transaction is subject to the usual conditions precedent and expected to occur in 2024. Upon completion of the transaction, Anglo American Brasil will be an associate of Vale and the investment will be accounted for under the equity method.

b) PT Vale Indonesia Tbk (“PTVI”) – PTVI has a Contract of Work with the government of Indonesia to operate its mining licenses, expiring in December 2025. To extend the period of the mining licenses beyond 2025, PTVI must meet certain requirements under the Contract of Work, including the commitment to meet a threshold of Indonesian participants in its shareholding structure.

In November 2023, the Company signed a Heads of Agreement with PT Mineral Industri Indonesia (“MIND ID”) and Sumitomo Metal Mining Co., Ltd. (“SMM”) regarding the divestment obligation of approximately 14% in PTVI. Therefore, MIND ID will become PTVI's largest shareholder, holding approximately 34% of the issued shares, with the Company and SMM holding approximately 33.9% and approximately 11.5%, respectively. The transaction's conclusion is expected in 2024 and is subject to customary closing conditions.

Thus, Vale will lose control over PTVI and will treat the investment held in PTVI through the equity method due to the significant influence it will retain on PTVI.

In addition, due to the current stage of this transaction, this investment was classified as an asset held for sale as it meets the “highly probable” criterion as defined in IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations. As the fair value of PTVI is higher than the carrying value, no impairment loss was recorded in the income statement for the year ended December 31, 2023.

Therefore, at the closing of the transaction, the Company will recognize impacts resulting from (i) derecognition of net assets due to the deconsolidation of PTVI; (ii) derecognition of the non-controlling interest due to the deconsolidation of PTVI; (iii) remeasurement of the retained interest in the investee at the fair value; (iv) reclassification of the accumulated translation adjustments, recorded in equity to the income statement.

Effects on the balance sheet

		December 31, 2023
	Notes	PTVI (held for sale)
Assets
Cash and cash equivalents		703
Accounts receivable		20
Inventories		80
Taxes		117
Investments		13
Property, plant and equipment	18	2,792
Intangibles	17	69
Other assets		139
		3,933
Liabilities
Suppliers and contractors		172
Other liabilities		389
		561
Net assets held for sale		3,372

c) Strategic partnership on the Energy Transition Metals business – In July 2023, the Company signed a binding agreement with Manara Minerals, a joint venture between Ma’aden and Saudi Arabia’s Public Investment Fund, under which Manara Minerals will make an equity investment in Vale Base Metals Limited (“VBM”), the holding entity for Vale’s Energy Transition Metals Business. At the same time, Vale and Engine No. 1 entered into another binding agreement for an equity investment in VBM.

As a result of both agreements, Manara Minerals and Engine No. 1 will hold a combined 13% equity interest in VBM for the consideration of approximately US$3.4 billion, which will be contributed to VBM thereby diluting Vale to an 87% equity interest. Therefore, the Company will retain control over VBM and as a result this agreement will be accounted for in the Company’s equity. The closing of the transaction is expected to take place in 2024, subject to conditions precedent, including the approval of the usual authorities.

d) Mineração Rio do Norte S.A. (“MRN”) – In November 2023, Vale concluded the sale of its 40% interest in MRN, which has been impaired in full since 2021, to Ananke Alumina S.A. (“Ananke”), an associate of Norsk Hydro ASA. At closing of the transaction, Vale paid US$72 to the buyer, resulting in a loss of US$87 recorded in the income statement for the year ended December 31, 2023, as “Equity results and other results in associates and joint ventures”.

e) Vale Oman Pelletizing Company LLC (“VOPC”) – In February 2023, OQ Group exercised its option to sell its 30% noncontrolling interest held in VOPC, a subsidiary consolidated by the Company. In April 2023, the Company concluded the transaction and acquired the minority interest for US$130, resulting in a gain of US$3, recorded in equity, as “Acquisitions and disposals of noncontrolling interests”, since it resulted from a transaction between shareholders. Upon closing, Vale owns 100% of VOPC's share capital.

f) Companhia Siderúrgica do Pecém (“CSP”) – In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal Brasil S.A. (“ArcelorMittal”) for the sale of CSP. Following the terms of the agreement, the Company has impaired its investment in full, with an impact of US$111 and recorded a provision for accounts receivable with CSP in the amount of US$24, both recorded in the income statement for the year ended December 31, 2022.

In March 2023, the Company completed the sale of its interest in CSP to ArcelorMittal, for US$1,082, which was fully used to prepay most of the outstanding net debt of US$1,149. The remaining balance was settled by the shareholders and so Vale disbursed US$67 upon completion of the transaction. The Company also derecognized its financial liability related to the guarantee granted to CSP, leading to a gain of US$31 recorded as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2023.

g) Midwestern System – In April 2022, the Company entered into an agreement with J&F Mineração (“J&F”) for the sale of Vale’s iron ore, manganese and logistics assets in the Centro-Oeste System, through equity interests in Mineração Corumbaense Reunida S.A., Mineração Mato Grosso S.A., International Iron Company, Inc. and Transbarge Navegación S.A.

The carrying amount of those assets were fully impaired in past years and the Company had a liability related to take-or-pay logistics contracts that were deemed onerous contracts under the Company’s business model for the Midwestern System.

However, these offers received during the sale process of the assets represented an objective evidence of impairment reversal and the remeasurement of the existing provision, which led to a gain of US$1,121 recorded as “Impairment reversal (impairment and disposals) of non-current assets, net”, of which US$214 relates to the property, plant and equipment and US$916 is due to the onerous contract liability, partially offset by losses in working capital adjustments at the closing of the transaction in the amount of US$9.

In July 2022, the Company completed the transaction and received US$140. Following the disposal, the Company recorded a gain of US$37 related to the reclassification of the cumulative translation adjustments from the equity to the income statement, recorded in “Other financial items, net”.

h) California Steel Industries (“CSI”) - In December 2021, the Company entered into a binding agreement with Nucor Corporation (“Nucor”) for the sale of its 50% interest in CSI for US$437. In February 2022, the Company concluded the sale and recorded a gain of US$292 for the year ended December 31, 2022, as “Equity results and other results in associates and joint ventures”, of which US$142 relates to a gain from the sale and US$150 is due the reclassification of the cumulative translation adjustments from the shareholders’ equity to the income statement.

i) Manganese

Operations in Minas Gerais - In January 2022, the Company completed the sale of its ferroalloy operations in Barbacena and Ouro Preto and its manganese mining operations at Morro da Mina, in the state of Minas Gerais, to VDL Group (“VDL”) for a total consideration of US$40. As the Company had already adjusted the net assets to the fair value less cost of disposal, the closing did not result in an additional impact on the income statement for 2022 (2021: impairment of US$25).

Operations in Bahia - In 2020, the Company decided to shut down the Simões Filho operation, located in the State of Bahia, the plant was part of Vale Manganês business and produced manganese ferroalloy. In 2022, the Company signed a binding agreement with Minas Ligas for a partial sale of the assets of this plant for US$11, which resulted in an impairment loss of US$10 for the year ended December 31, 2022 (2021: US$10).

j) The Mosaic Company (“Mosaic”) - The Company held 34.2 million common shares of Mosaic, the financial instrument was measured at fair value through other comprehensive income. Thus, changes in the fair value of this investment were accumulated in the Company's equity. In November 2021, the Company sold the entire investment of Mosaic shares for the total amount of US$1,259 and the amount US$522 was reclassified from other reserves to retained earnings reserve and, therefore, did not result in an impact on the income statement for the year ended December 31, 2021.

k) Vale Shipping Holding Pte. Ltd (“VSH”) - In October 2021, the Company approved the liquidation of VSH, its wholly-owned subsidiary that owned and operated the Company's vessels. In November 2021, VSH made a repayment of capital to VISA and, as a result, the Company recognized a gain of US$771 for the year ended December 31, 2021, presented as “Other financial items, net” arising from the reclassification of cumulative translation adjustments that was recorded in the Company’s equity to the income statement.

l) Discontinued operations (Coal) - The Company had metallurgical and thermal coal mining and processing operations through Vale Moçambique S.A. (“Vale Moçambique”) which was a company controlled by Vale, that had a non-controlling interest held by Mitsui & Co. Ltd. (“Mitsui”). Coal products were transported from the Moatize mine to the maritime terminal by the Nacala Logistics Corridor (“NLC”), which was a joint venture between Vale and Mitsui. The NLC’s main assets were the railways and port concessions located in Mozambique and Malawi.

As part of the sustainable mining strategic agenda, the Company announced in 2021 its intention to divest from coal assets. To achieve this objective, it was necessary to carry out the corporate reorganization through the acquisition of the interests held by Mitsui in these assets, which, upon completion, allowed an agreement with Vulcan Minerals, for the sale of all coal assets. Following the signing of the agreement in December 2021, the Company started to treat coal as a discontinued operation.

Acquisition of non-controlling interest in Vale Moçambique

On June 22, 2021, the Company acquired 15% interest held by Mitsui in Vale Moçambique for an immaterial consideration, which resulted in a loss of US$331 (R$1,666 million) due to the negative reserves of Vale Moçambique at the conclusion of the transaction. This transaction with non-controlling interests was recognized in the equity as “Acquisition and disposal of non-controlling interest”. After the acquisition of the interests previously held by Mitsui, the Company held 95% of the share capital of Vale Moçambique and the remaining interest was held by the government of Mozambique.

Business combinations – NLC

The Company also concluded the acquisition of NLC’s control in June 2021, through the disbursement of US$2,517 to settle NLC’s loans with third parties (“Project Finance”), satisfying all conditions for acquiring the additional 50% held by Mitsui. Therefore, the Company started consolidating the NLC’s assets and liabilities on its statement of financial position.

Following the closing, the Company assessed the fair value of the acquired business, resulting in a loss of US$771 on the fair value of the loans receivable from NLC, presented as “Impairment and disposals of non-current assets, net” in the loss of discontinued operations for the year ended December 31, 2021. The loss recognized was due to the decrease in the long-term price assumption for both metallurgical and thermal coal as well as the reduction in the expected production to reflect the operational challenges to reach the ramp-up of the coal business.

The fair values of identifiable assets acquired, and liabilities assumed as a result of the NLC’s acquisition were as follows:

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangibles	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
2,517
Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i)	Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

Fair value adjustments

Following the decision to divest from the coal segment, the Company initiated interactions with potential interested parties in acquiring these assets, and the negotiations that were underway at the time, resulted in the decision to provision in full the book value of these assets, mainly due to the difficulties to prove the expected productivity levels of metallurgical coal and thermal coal, due to the delays that occurred to implement the mining plan and the strategy for the plant to reach the ramp-up of the asset. The Company recorded the impact of US$2,511 in the net income from discontinued operations for the year ended December 31, 2021, presented as “Impairment and disposal of non-current assets”.

Binding agreement with Vulcan Resources (“Vulcan”)

In December 2021, the Company entered into a binding agreement with Vulcan Resources (formerly Vulcan Minerals) for the sale of these assets. Under the sale agreement Vulcan has committed to pay the gross amount of US$270, in addition of a 10-year royalty agreement subject to certain mine production and coal price conditions and so, due to the nature and uncertainties related to the measurement of these royalties, gains will be recognized as incurred.

In April 2022, the transaction was completed, and the Company recorded a net income from discontinued operations of US$2,060 for the year ended December 31, 2022, which is mainly driven by the reclassification of the cumulative translation adjustments of US$3,072, from the equity to the income statement, which was partially offset by the derecognition of noncontrolling interest of US$585 due to the deconsolidation of the coal assets. Additionally, until the closing of the transaction, the Company recorded losses of US$589 due to the impairment of assets acquired in the period and working capital adjustments.

Net income and cash flows from discontinued operations

	Year ended December 31,
	2023	2022	2021
Net income from discontinued operations
Net operating revenue	-	448	1,083
Cost of goods sold and services rendered	-	(264)	(1,386)
Operating expenses	-	(13)	(33)
Impairment and results on disposals of non-current assets, net	-	(589)	(3,282)
Operating loss	-	(418)	(3,618)
Cumulative translation adjustments (i)	-	3,072	-
Derecognition of noncontrolling interest	-	(585)	-
Financial results, net	-	(7)	447
Equity results in associates and joint ventures	-	-	(26)
income (loss) before income taxes	-	2,062	(3,197)
Income taxes	-	(2)	821
Net income (loss) from discontinued operations	-	2,060	(2,376)
Loss attributable to noncontrolling interests	-	-	(85)
Net income (loss) attributable to Vale's shareholders	-	2,060	(2,291)

(i) In 2021, the Company assessed that its Australian subsidiaries (part of the coal business), which were no longer operational, were considered "abandoned" under IAS 21 - The Effects of Changes in Foreign Exchange Rates and, therefore, the Company recognized a gain related to the cumulative translation adjustments in the amount of US$424, which was reclassified to the net income as “Other financial items, net”.

	Year ended December 31,
	2023	2022	2021
Cash flow from discontinued operations
Operating activities
Income (loss) before income taxes	-	2,062	(3,197)
Adjustments:
Equity results in associates and joint ventures	-	-	26
Depreciation, amortization and depletion	-	-	69
Impairment and results on disposals of non-current assets, net	-	589	3,282
Derecognition of noncontrolling interest	-	585	-
Financial results, net	-	(3,065)	(447)
Decrease in assets and liabilities	-	(130)	(49)
Net cash generated (used) by operating activities	-	41	(316)

Investing activities
Additions to property, plant and equipment	-	(38)	(194)
Acquisition of NLC, net of cash	-	-	(2,345)
Disposal of coal, net of cash	-	(65)	-
Other	-	-	70
Net cash used in investing activities	-	(103)	(2,469)

Financing activities
Payments	-	(11)	(13)
Net cash used by financing activities	-	(11)	(13)
Net cash used by discontinued operations	-	(73)	(2,798)

m) Vale Nouvelle-Calédonie S.A.S. (“VNC”) - In December 2020, the Company signed a binding put option agreement to sell its interest in VNC for an immaterial consideration to Prony Resources consortium. With the final agreement signed in March 2021, the Company recorded a loss in the amount of US$98, presented as “Impairment reversal (impairment and disposals) of non-current assets, net” in the income statement for the year ended December 31, 2021. The Company also recorded a gain of US$1,132 due to the cumulative translation adjustments reclassification from the equity to the income statement as “Other financial items, net”.

Accounting policy

Business combinations - The acquisition method of accounting is used to account for all business combinations, irrespective of whether equity instruments or other assets are acquired. The consideration transferred for acquiring a subsidiary comprises (i) the fair values of the assets transferred; (ii) assumed liabilities of the acquired business; (iii) equity interests issued to the Company; (iv) the fair value of any asset or liability resulting from a contingent consideration arrangement; and (v) the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, initially measured at their fair values on the acquisition date. The Company recognizes any noncontrolling interest in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the noncontrolling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operations - The designation as a discontinued operation occurs either upon disposal or when the operation meets the criteria for classification as held for sale if this condition is met earlier. A discontinued operation refers to a component of a Company's business that encompasses cash flows and operations distinguishable from the remainder of the Company, representing a significant separate line of business or geographical area of operations.

The results of discontinued operations are presented in a single amount in the income statement, including the post-tax results of these operations, net of any impairment loss. Cash flows related to operating, investing, and financing activities of discontinued operations are disclosed in a separate note.

Upon classifying an operation as discontinued, the income statements for prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest associated with a group disposal held for sale is presented in equity and is not reclassified in the statement of financial position.